Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Loss	$ (5,960,684)	$ (10,368,921)	$ (12,752,928)	$ (13,076,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	117,733	191,545	260,399	183,196
Stock based compensation	1,381,974	926,676	1,113,129	1,513,584
Amortization of debt discount	1,448,506	515,032	648,365	1,093,371
Amortization of intangible assets	836,415	136,232	318,842
Amortization of discount on contingent consideration	124,701		91,682
Change in fair value of contingent consideration	133,755
Non-cash charge for modification of convertible exchange note terms	191,630
Non-cash charge for modification of warrant terms	37,000
Loss on extinguishment of debt		272,749	272,749	635,986
Amortization of deferred debt issuance costs	985,516	282,822	631,994	35,683
Inducement fees				755,000
Non-cash inventory charge		48,405	48,405	999,124
Deferred taxes	279,563		190,286
Loss on conversion of convertible note interest		44,628
Unrealized (loss) gain on change in fair value of derivative liabilities		2,299,020	2,299,020	(444,728)
Realized gain on change in fair value of derivative liabilities				(47,242)
Stock issued related to waiver of installment provisions				139,921
Other			44,628	69,850
Changes in operating assets and liabilities:
Accounts receivable	(1,203,368)	(372,375)	(721,230)
Inventory	463,305	(461,445)	(1,055,846)	(2,407,522)
Prepaid expenses and other current assets	(437,112)	(325,338)	(362,399)	400,497
Accounts payable	(45,509)	236,956	120,008	1,352,881
Accrued expenses	218,383	887,344	1,842,683	306,451
Customer deposits	(2,641,948)	2,670,581	6,060,165	(129,870)
Total Adjustments	1,890,544	7,352,832	11,865,666	4,456,182
Net Cash Used in Operating Activities	(4,070,140)	(3,016,089)	(950,048)	(8,620,672)
Cash Flows from Investing Activities
Restricted cash		1,495,449	1,494,582	(1,506,514)
Pay down of contingent consideration	(1,500,000)
Acquisition, net of cash acquired	(89,111)	(17,390,290)	(17,390,290)
Purchase of equipment	(6,486)	(39,073)	(39,073)	(381,767)
Net Cash Used in Investing Activities	(1,595,597)	(15,934,698)	(15,934,781)	(1,888,281)
Cash Flows from Financing Activities
Proceeds received from issuance of Series A preferred stock, net		1,869,775	1,869,775
Proceeds received from issuance of Series B preferred stock, net		4,090,000	4,090,000
Proceeds received from short-term promissory note		400,000	400,000
Revolver borrowings, net		14,000,000	13,906,250
Pay down of short-term debt	(773,969)	(250,000)	(1,726,031)
Proceeds received in connection with issuance of common stock and warrants, net	3,069,940			5,114,353
Proceeds received from issuance of convertible exchange notes, net	594,408		1,400,000
Fees paid in connection with equity offerings	(9,719)	(44,521)	(51,020)
Payment of Series A preferred stock dividends			(123,457)
Proceeds from convertible notes payable				2,962,304
Proceeds from exercise of common stock warrants		50,000		650,000
Net Cash Provided by Financing Activities	2,880,660	20,115,254	19,765,517	8,726,657
Net (Decrease) Increase in Cash	(2,785,077)	1,164,467	2,880,688	(1,782,296)
Cash - Beginning of Period	3,299,679	418,991	418,991	2,201,287
Cash - End of Period	514,602	1,583,458	3,299,679	418,991
Cash paid during the periods for:
Interest	2,832,934	237,500	930,219
Taxes	4,500	8,764	8,764	1,000
Non-cash financing activities:
Equipment purchases on payment terms	10,075			18,420
Fees incurred in connection with revolving credit facility	450,000	350,000	256,250
Accrued fees incurred in connection with equity offerings	102,123	160,467		222,453
Issuance of common stock in connection with accelerated installments of notes payable		3,294,850	3,294,850	350,000
Issuance of common stock in connection with conversion of interest on convertible notes		291,588	291,588
Reclassification of conversion feature liability in connection with note modification		1,702,400	1,702,400
Issuance of common stock in connection with conversion of Series A preferred stock		1,556,706	2,189,732
Exchange of short-term promissory note for Series A preferred stock		400,000	400,000
Issuance of common stock in connection with conversion of Series A preferred stock and related dividends	338,749
Issuance of common stock in connection with conversion of Series B preferred stock and related dividends and liquidated damages	6,075,000
Accrued Series A preferred dividends		143,471	92,442
Accrued Series B preferred dividends		209,375	490,625
Accrued Series C preferred dividends	35,890
Non cash consideration paid for LogicMark acquisition		9,900,000
Commitment shares issued in connection with December 8, 2015 notes				333,000
Additional convertible notes issued in connection with exchange of April 24, 2015 notes for December 8, 2015 notes				500,000
Issuance of common stock in connection with conversion of dividends on Series A preferred stock			374,217
Assets acquired and liabilities assumed:
Current assets, including cash acquired	179,794		3,541,323
Property and equipment	31,967		227,840
Other intangible assets	5,245,400
Goodwill	7,954,260
Accounts payable and accrued liabilities	(1,130,113)		(716,604)
Customer deposits	(286,948)
Deferred taxes	(1,797,476)
Net Assets Acquired	10,196,884		27,136,788
Less: cash paid to acquire Fit Pay	(100,000)		(17,500,000)
Non cash consideration	10,096,884		9,636,788
Goodwill and other intangible assets			24,084,229
Non-cash consideration consisted of:
Note payable issued to seller	851,842		2,500,000
Common stock issued to sellers	3,289,161		900,000
Series C preferred stock issued to sellers	1,900,000
Earn-out provision	4,055,881		6,236,788
Non-cash consideration	$ 10,096,884		$ 9,636,788